Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Premium income:
Gross premium written	$ 468,473	$ 330,689	$ 1,114,615	$ 688,302
Ceded premiums (related parties - three months $12,690; $147,401 and six months $42,967; $291,501)	(49,917)	(183,685)	(128,574)	(368,782)
Net premium written	418,556	147,004	986,041	319,520
Change in unearned premium	(27,090)	7,546	(236,723)	(12,814)
Net earned premium	391,466	154,550	749,318	306,706
Ceding commission income (primarily related parties)	1,557	24,735	6,927	49,992
Service and fee income	38,486	31,406	75,192	58,668
Net investment income	11,321	7,181	20,535	13,654
Net realized gain (losses) on investments	0	(751)	0	947
Other revenue	100	0	107	16
Total revenues	442,930	217,121	852,079	429,983
Expenses:
Loss and loss adjustment expense	255,604	98,669	480,951	201,871
Acquisition costs and other underwriting expenses	74,418	32,222	148,791	62,432
General and administrative expenses	77,059	68,412	153,258	135,221
Interest expense	2,519	573	3,112	916
Total expenses	409,600	199,876	786,112	400,440
Income before provision for income taxes and equity in earnings (losses) of unconsolidated subsidiaries	33,330	17,245	65,967	29,543
Provision for income taxes	424	3,782	7,760	7,553
Income before equity in earnings (losses) of unconsolidated subsidiaries	32,906	13,463	58,207	21,990
Equity in earnings (losses) of unconsolidated subsidiaries	(2,610)	487	(1,487)	(324)
Net income	30,296	13,950	56,720	21,666
Net income (loss) attributable to non-controlling interest	38	0	6	(44)
Net income attributable to National General Holdings Corp. (NGHC)	30,334	13,950	56,726	21,622
Dividends on preferred stock	0	(896)	0	(2,158)
Net income attributable to NGHC common stockholders	$ 30,334	$ 13,054	$ 56,726	$ 19,464
Earnings Per Share [Abstract]
Basic earnings per share	$ 0.32	$ 0.24	$ 0.63	$ 0.39
Diluted earnings per share	$ 0.32	$ 0.22	$ 0.62	$ 0.35
Dividends declared per common share	$ 0.01	$ 0.00	$ 0.02	$ 0.00
Weighted average common shares outstanding:
Basic	93,344,400	54,935,182	89,526,029	50,270,789
Diluted	94,819,307	64,600,233	90,898,518	61,603,366